Financial instruments - Financial liabilities included in long-term debt (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 6,793,366	$ 6,947,475
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	2,768,033	1,256,807
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	2,806,990	1,341,168
Senior U.S. unsecured notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	888,307	1,211,965
Senior U.S. unsecured notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	936,084	1,297,632
2021 U.S. Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,253,226	0
2021 U.S. Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,255,055	0
2021 CAD Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	595,331	0
2021 CAD Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	585,506	0
Other long-term debt | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	31,169	44,842
Other long-term debt | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 30,345	$ 43,536